Inventory (Tables)	5 Months Ended
Oct. 15, 2023
Inventory Disclosure [Abstract]
Schedule of Inventory
Inventories consist of the following:

	October 15, 2023	April 30, 2023
Beverage	$582	$545
Food	248	257
Total	$830	$802
Inventories consist of the following:

	April 30, 2023	April 24, 2022
Beverage	$545	$459
Food	257	244
Total	$802	$703